Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Ordinary Shares EUR (€)	Dec. 31, 2011 Ordinary Shares EUR (€)	Dec. 31, 2012 Deferred Shares EUR (€)	Dec. 31, 2011 Deferred Shares EUR (€)
Allowance for Doubtful Accounts Receivable	$ 887	$ 1,237
Long-term debt, discount	556	449
Redeemable convertible preferred shares, shares authorized	34,634,734	34,634,734
Redeemable convertible preferred shares, shares issued	0	34,634,734
Redeemable convertible preferred shares, shares outstanding	0	34,634,734
Redeemable convertible preferred shares, aggregate liquidation value		$ 127,520
Common shares, par value			€ 0.015	€ 0.015	€ 0.01	€ 0.01
Common shares, shares authorized			66,666,663	66,666,663	5,000,004	2,230,330
Common shares, shares issued			34,584,868	1,497,150	2,230,334	2,230,330
Common shares, shares outstanding			34,584,868	1,497,150	2,230,334	2,230,330